GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
GOODWILL
Beginning Balance	¥ 994,993	$ 156,136	¥ 989,530
Additions	344,664	54,085	5,463
Ending Balance	¥ 1,339,657	$ 210,221	¥ 994,993